CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss including noncontrolling interests	$ (220,968)	$ (185,080)	$ (5,196)
Other comprehensive loss, net of tax of nil:
Foreign currency translation loss arising during the year	(16,227)	(12,355)	(4,063)
Total comprehensive loss including noncontrolling interests	(237,195)	(197,435)	(9,259)
Comprehensive loss attributable to noncontrolling interests	(264)	(380)
Comprehensive loss attributable to shareholders of SPI Energy Co., Ltd.	$ (236,931)	$ (197,055)	$ (9,259)